Shareholder Report, Line Graph (Details) - USD ($)						12 Months Ended
	Apr. 30, 2018	Apr. 17, 2018	Jun. 27, 2016	Aug. 31, 2015	Jul. 31, 2015	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000159640
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value			$ 9,450			$ 15,227		$ 13,726	$ 13,100	$ 14,181	$ 12,209	$ 12,715	$ 9,690	$ 10,685	$ 9,515
C000159641
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value			$ 9,900			$ 14,972		13,588	13,071	14,253	12,364	12,986	9,965	11,068	9,930
C000159649
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value				$ 9,450		$ 11,956		12,055	10,676	14,825	11,773	12,611	10,297	10,928	10,072	$ 9,990
C000159650
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value				$ 9,900		$ 11,689		11,861	10,587	14,818	11,853	12,802	10,528	11,254	10,447	10,436
C000050444
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value						$ 16,652	$ 9,450	15,711	13,097	15,473	13,813	12,582	10,604	12,754	9,898	9,806
C000050445
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value						$ 16,186	9,900	15,381	12,928	15,383	13,835	12,703	10,789	13,060	10,215	10,204
C000107193
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value						$ 12,758	9,450	13,473	14,061	11,710	11,190	10,495	10,261	10,510	10,274	10,366
C000107194
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value						$ 12,393	9,900	13,208	13,870	11,630	11,214	10,589	10,432	10,763	10,610	10,784
C000025609
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value						$ 14,727	9,450	13,887	11,912	16,560	11,474	12,454	9,924	10,490	10,273	9,747
C000025611
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value						$ 14,321	9,900	13,601	11,763	16,460	11,501	12,572	10,088	10,746	10,600	10,137
C000025603
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Account Value						$ 26,400	9,450	21,023	17,035	21,430	16,638	14,208	11,323	12,327	10,283	9,424
C000025605
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Account Value						$ 25,660	$ 9,900	20,586	16,805	21,304	16,667	14,331	11,507	12,625	10,616	9,796
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value			$ 10,000			25,746		21,913	17,932	21,965	18,530	15,940	12,590	13,898	11,211
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value			$ 10,000			25,746		21,913	17,932	21,965	18,530	15,940	12,590	13,898	11,211
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value		$ 10,000				18,312		15,586	12,754	15,623	13,179	11,337	8,955
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value			$ 10,000			25,746		21,913	17,932	21,965	18,530	15,940	12,590	13,898	11,211
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value			$ 1,000,000			2,574,589		2,191,326	1,793,229	2,196,508	1,852,968	1,593,951	1,259,045	1,389,828	1,121,100
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value			$ 10,000			25,746		21,913	17,932	21,965	18,530	15,940	12,590	13,898	11,211
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value				$ 10,000		25,072		21,340	17,463	21,390	18,045	15,522	12,261	13,535	10,918	10,122
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value				$ 10,000		25,072		21,340	17,463	21,390	18,045	15,522	12,261	13,535	10,918	10,122
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value		$ 10,000				18,312		15,586	12,754	15,623	13,179	11,337	8,955
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value				$ 10,000		25,072		21,340	17,463	21,390	18,045	15,522	12,261	13,535	10,918	10,122
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value				$ 1,000,000		2,507,208		2,133,975	1,746,297	2,139,022	1,804,473	1,552,234	1,226,094	1,353,454	1,091,759	1,012,200
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Account Value				$ 10,000		25,072		21,340	17,463	21,390	18,045	15,522	12,261	13,535	10,918	10,122
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value						12,203	$ 10,000	11,801	11,014	12,406	12,581	11,916	11,011	10,820	10,501	10,102
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value						12,203	$ 10,000	11,801	11,014	12,406	12,581	11,916	11,011	10,820	10,501	10,102
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value		$ 10,000				11,296		10,925	10,196	11,485	11,646	11,031	10,193
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value						12,203	$ 10,000	11,801	11,014	12,406	12,581	11,916	11,011	10,820	10,501	10,102
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value	$ 10,000					11,333		10,960	10,229	11,522	11,684	11,067	10,226
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value						1,220,261	$ 1,000,000	1,180,137	1,101,387	1,240,581	1,258,068	1,191,578	1,101,070	1,082,026	1,050,103	1,010,200
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value						12,203	$ 10,000	11,801	11,014	12,406	12,581	11,916	11,011	10,820	10,501	10,102
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						34,257	$ 10,000	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						34,257	$ 10,000	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				24,338		19,467	15,415	18,824	14,625	12,352	9,394
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						34,257	$ 10,000	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	33,149		26,515	20,995	25,638	19,920	16,824	12,795	13,381	10,983	9,810
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						3,425,738	$ 1,000,000	2,740,152	2,169,730	2,649,567	2,058,556	1,738,645	1,322,264	1,382,832	1,135,050	1,013,800
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						34,257	$ 10,000	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						34,257	$ 10,000	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value			$ 10,000			16,804		15,280	14,620	15,657	13,061	14,040	10,910	11,842	10,227
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value			$ 10,000			16,804		15,280	14,620	15,657	13,061	14,040	10,910	11,842	10,227
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value		$ 10,000				14,627		13,299	12,725	13,628	11,369	12,220	9,496
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value			$ 10,000			16,804		15,280	14,620	15,657	13,061	14,040	10,910	11,842	10,227
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value			$ 1,000,000			1,680,444		1,527,955	1,462,018	1,565,665	1,306,135	1,403,994	1,090,989	1,184,184	1,022,700
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value			$ 10,000			16,804		15,280	14,620	15,657	13,061	14,040	10,910	11,842	10,227
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value				$ 10,000		13,461		13,312	12,116	16,149	12,774	14,023	11,485	12,148	10,989	10,541
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value				$ 10,000		13,461		13,312	12,116	16,149	12,774	14,023	11,485	12,148	10,989	10,541
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value		$ 10,000				11,472		11,345	10,326	13,762	10,886	11,951	9,788
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value				$ 10,000		13,461		13,312	12,116	16,149	12,774	14,023	11,485	12,148	10,989	10,541
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value				$ 1,000,000		1,346,125		1,331,216	1,211,628	1,614,858	1,277,376	1,402,322	1,148,503	1,214,833	1,098,899	1,054,100
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value				$ 10,000		13,461		13,312	12,116	16,149	12,774	14,023	11,485	12,148	10,989	10,541
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Account Value						16,598	$ 10,000	15,987	13,521	15,805	14,205	13,175	10,798	12,526	10,018	9,919
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Account Value						16,598	$ 10,000	15,987	13,521	15,805	14,205	13,175	10,798	12,526	10,018	9,919
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net, USD, Unhedged)
Account Value		$ 10,000				13,139		12,656	10,703	12,511	11,245	10,429	8,548
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Account Value	$ 10,000					13,157		12,673	10,718	12,529	11,261	10,444	8,560
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Account Value						1,659,818	$ 1,000,000	1,598,746	1,352,119	1,580,502	1,420,548	1,317,518	1,079,844	1,252,574	1,001,819	991,900
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Account Value						16,598	$ 10,000	15,987	13,521	15,805	14,205	13,175	10,798	12,526	10,018	9,919
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value						11,914	$ 10,000	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value						11,914	$ 10,000	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value		$ 10,000				11,718		11,134	10,603	10,450	10,445	10,375	10,144
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value						11,914	$ 10,000	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 10,000					11,711		11,127	10,596	10,444	10,439	10,369	10,138
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value						1,191,430	$ 1,000,000	1,132,000	1,077,993	1,062,481	1,061,950	1,054,882	1,031,367	1,012,434	1,003,802	1,000,500
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value						11,914	$ 10,000	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
Wilshire U.S. Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Account Value						17,689	$ 10,000	16,205	13,947	19,042	13,033	14,160	11,262	11,830	11,281	10,480
Wilshire U.S. Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Account Value						17,689	$ 10,000	16,205	13,947	19,042	13,033	14,160	11,262	11,830	11,281	10,480
Wilshire U.S. Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire U.S. Real Estate Securities Index
Account Value		$ 10,000				16,042		14,696	12,649	17,270	11,820	12,842	10,214
Wilshire U.S. Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Account Value						17,689	$ 10,000	16,205	13,947	19,042	13,033	14,160	11,262	11,830	11,281	10,480
Wilshire U.S. Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					Wilshire U.S. Real Estate Securities Index
Account Value					$ 10,000	17,637		16,157	13,905	18,986	12,994	14,118	11,229	11,795	11,247	10,449
Wilshire U.S. Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Account Value						1,768,884	$ 1,000,000	1,620,450	1,394,656	1,904,227	1,303,283	1,415,996	1,126,220	1,183,004	1,128,067	1,048,000
Wilshire U.S. Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Account Value						17,689	$ 10,000	16,205	13,947	19,042	13,033	14,160	11,262	11,830	11,281	10,480
Wilshire U.S. Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Account Value						17,689	$ 10,000	16,205	13,947	19,042	13,033	14,160	11,262	11,830	11,281	10,480
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						32,607	$ 10,000	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						32,607	$ 10,000	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				23,319		18,834	14,953	18,508	14,729	12,184	9,299
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					23,825		19,244	15,277	18,910	15,049	12,448	9,501
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						3,260,659	$ 1,000,000	2,633,599	2,090,822	2,587,971	2,059,503	1,703,617	1,300,273	1,372,175	1,132,812	1,004,800
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						32,607	$ 10,000	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 32,607	$ 10,000	$ 26,336	$ 20,908	$ 25,880	$ 20,595	$ 17,036	$ 13,003	$ 13,722	$ 11,328	$ 10,048